Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 92.5%
FAR EAST — 69.1%
China — 39.2%
AIA Group, Ltd.	2,255,775	$20,199,655
Alibaba Group Holding, Ltd. — SP ADR**	462,727	89,991,147
Alibaba Health Information Technology, Ltd.**	4,957,784	8,147,214
China International Capital Corp., Ltd. — H1	4,656,322	7,452,388
China Merchants Bank Co., Ltd. — H	2,821,953	12,624,774
China Resources Cement Holdings, Ltd.	16,690,461	19,608,387
Contemporary Amperex Technology Co., Ltd. — A	665,355	11,220,088
Country Garden Services Holdings Co., Ltd.	4,852,757	19,526,486
Foshan Haitian Flavouring & Food Co., Ltd. — A	558,157	9,799,415
Galaxy Entertainment Group, Ltd.	2,630,559	13,854,682
GDS Holdings, Ltd. — ADR**	109,367	6,340,005
GSX Techedu, Inc. — ADR**	348,901	14,779,446
JD.com, Inc. — ADR**	619,016	25,070,148
Jiangsu Hengrui Medicine Co., Ltd. — A	1,592,748	20,445,060
Kweichow Moutai Co., Ltd. — A	70,715	10,989,643
Meituan Dianping — B**	658,527	7,850,463
MTR Corp., Ltd.	2,835,871	14,586,699
NetEase, Inc. — ADR	58,992	18,934,073
New Oriental Education & Technology Group, Inc. — SP ADR**	49,739	5,383,749
Ping An Healthcare and Technology Co., Ltd.1**	1,584,122	14,586,373
Ping An Insurance Group Co. of China, Ltd. — H	3,412,223	33,324,661
Shenzhou International Group Holdings, Ltd.	713,957	7,489,456
Silergy Corp.	215,006	6,973,871
Techtronic Industries Co., Ltd.	1,510,557	9,591,896
Tencent Holdings, Ltd.	2,161,225	106,824,194
Wuliangye Yibin Co., Ltd. — A	506,822	8,152,727
Wuxi Biologics Cayman, Inc.1**	1,272,278	16,242,956
Yonyou Network Technology Co., Ltd. — A	2,225,536	12,535,922
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. — A	646,181	11,227,472

	Number of Shares	Value (Note A)
ZTO Express Cayman, Inc. — ADR	250,227	$6,626,011

		570,379,061

India — 8.9%
Asian Paints, Ltd.	296,621	6,533,866
HDFC Bank, Ltd. — ADR	603,871	23,224,879
Hindustan Unilever, Ltd.	552,008	16,740,748
Housing Development Finance Corp., Ltd.	398,756	8,606,888
ICICI Bank, Ltd. — SP ADR	3,182,128	27,048,088
Indraprastha Gas, Ltd.	740,660	3,811,728
Kotak Mahindra Bank, Ltd.	388,514	6,631,474
Nestle India, Ltd.	102,772	22,220,859
Reliance Industries, Ltd.	992,635	14,474,833

		129,293,363

Taiwan — 7.9%
Accton Technology Corp.	1,368,165	7,320,489
Airtac International Group	692,698	10,214,032
Giant Manufacturing Co., Ltd.	1,276,649	5,640,173
MediaTek, Inc.	545,817	5,858,378
Parade Technologies, Ltd.	382,995	8,094,877
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	1,642,082	78,475,099

		115,603,048

South Korea — 6.6%
Kakao Corp.	59,676	7,548,009
Macquarie Korea Infrastructure Fund	1,374,235	12,204,208
NCSoft Corp.	15,135	8,077,622
Samsung Electronics Co., Ltd.	1,248,451	48,541,671
SK Hynix, Inc.	296,503	20,044,804

		96,416,314

Singapore — 2.2%
Sea, Ltd. — ADR**	243,678	10,797,372
Singapore Exchange, Ltd.	1,879,243	12,103,176
Singapore Technologies Engineering, Ltd.	3,882,483	8,494,201

		31,394,749

Indonesia — 1.6%
PT Bank Central Asia Tbk	10,205,691	17,195,765
PT Bank Rakyat Indonesia Persero Tbk	29,982,197	5,498,891

		22,694,656

Japan — 0.9%
Keyence Corp.	43,091	13,854,298
Malaysia — 0.7%
Dialog Group BHD	13,680,493	9,611,728
Philippines — 0.6%
BDO Unibank, Inc.	4,254,138	8,599,677
Thailand — 0.5%
CP ALL PCL — NVDR	3,882,708	7,177,546

Total FAR EAST		1,005,024,440

EUROPE — 9.6%
Russia — 4.4%
Lukoil PJSC — SP ADR	457,690	26,972,453

Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Number of Shares	Value (Note A)
MMC Norilsk Nickel PJSC — ADR	553,948	$13,438,778
Novatek PJSC — SP GDR	81,918	9,288,936
Yandex NV — A**	408,422	13,906,769

		63,606,936

Poland — 1.4%
CD Projekt SA	284,557	19,597,846
Dino Polska SA1**	35,671	1,387,570

		20,985,416

Netherlands — 1.4%
ASML Holding NV	79,123	20,858,012
Greece — 0.9%
Hellenic Telecommunications Organization SA	783,087	9,466,367
OPAP SA	437,710	3,297,830

		12,764,197

Hungary — 0.9%
OTP Bank PLC	434,311	12,457,918
Switzerland — 0.6%
Roche Holding AG	28,231	9,083,099

Total EUROPE		139,755,578

SOUTH AMERICA — 6.5%
Brazil — 5.1%
Afya, Ltd. — A**	218,105	4,157,081
Arco Platform, Ltd. — A**	55,150	2,330,639
B3 SA - Brasil Bolsa Balcao	2,164,851	14,844,526
Itau Unibanco Holding SA — SP PREF ADR	1,926,889	8,651,732
Lojas Renner SA	1,332,228	8,617,267
Raia Drogasil SA	736,770	14,363,619
StoneCo., Ltd. — A**	252,546	5,497,926
Sul America SA	754,828	4,943,476
Vale SA — SP ADR	1,279,590	10,607,801

		74,014,067

Argentina — 1.4%
Globant SA**	66,086	5,807,638
MercadoLibre, Inc.**	28,562	13,954,822

		19,762,460

Total SOUTH AMERICA		93,776,527

NORTH AMERICA — 5.3%
United States — 2.5%
NVIDIA Corp.	55,229	14,558,364
The Estee Lauder Cos., Inc. — A	71,795	11,439,815
The Procter & Gamble Co.	91,087	10,019,570

		36,017,749

Canada — 1.5%
Barrick Gold Corp.	383,340	7,022,789
Wheaton Precious Metals Corp.	544,999	15,003,822

		22,026,611

Mexico — 1.3%
Fibra Uno Administracion SA de CV — REIT	10,082,604	7,913,925

	Number of Shares	Value (Note A)
Wal-Mart de Mexico SAB de CV	4,606,615	$10,853,144

		18,767,069

Total NORTH AMERICA		76,811,429

AFRICA — 1.6%
South Africa — 0.8%
Capitec Bank Holdings, Ltd.	70,326	3,459,341
Clicks Group, Ltd.	592,618	8,541,703

		12,001,044

Egypt — 0.8%
Commercial International Bank Egypt SAE	3,032,821	11,247,530

Total AFRICA		23,248,574

MIDDLE EAST — 0.4%
United Arab Emirates — 0.4%
Network International Holdings PLC1**	1,283,069	6,238,799

Total MIDDLE EAST		6,238,799

Total EQUITY SECURITIES (Cost $1,219,106,458)		1,344,855,347

TOTAL INVESTMENTS (COST $1,219,106,458)	92.5%	$1,344,855,347
Other Assets In Excess Of Liabilities	7.5%	109,314,099

Net Assets	100.0%	$1,454,169,446

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At March 31, 2020, these securities amounted to $45,908,086 or 3.2% of net assets. These 144A securities have not been deemed illiquid.

**	Non-income producing security

ADR — American Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

SP PREF ADR — Sponsored Preferred American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 91.7%
FAR EAST — 70.6%
China — 35.9%
A-Living Services Co., Ltd. — H1	149,500	$716,974
C&S Paper Co., Ltd. — A	443,075	1,052,622
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. — A	24,900	292,077
China Meidong Auto Holdings, Ltd.	338,000	523,961
China Resources Cement Holdings, Ltd.	738,794	867,954
Chinasoft International, Ltd.	452,000	233,204
GDS Holdings, Ltd. — ADR**	17,549	1,017,316
GSX Techedu, Inc. — ADR**	21,833	924,846
Hangzhou Tigermed Consulting Co., Ltd. — A	56,132	502,620
Innovent Biologics, Inc.1**	74,000	308,777
Jiajiayue Group Co., Ltd. — A	134,870	613,210
Jiangsu Hengli Hydraulic Co., Ltd. — A	67,920	580,587
Kingdee International Software Group Co., Ltd.	539,000	708,970
Li Ning Co., Ltd.	203,592	585,710
Maanshan Iron & Steel Co., Ltd. — H	890,000	276,961
Pharmaron Beijing Co., Ltd. — H1**	45,800	293,571
Ping An Healthcare and Technology Co., Ltd.1**	194,100	1,787,246
Proya Cosmetics Co., Ltd. — A	44,800	722,879
Shenzhen SC New Energy Technology Corp. — A	74,900	485,207
Silergy Corp.	21,000	681,151
SITC International Holdings Co., Ltd.	248,000	230,841
Times China Holdings, Ltd.	160,000	263,656
Wuxi Lead Intelligent Equipment Co., Ltd. — A	138,400	723,057
Xinyi Glass Holdings, Ltd.	380,000	433,909
Xinyi Solar Holdings, Ltd.	782,000	433,851
Yihai International Holding, Ltd.	90,157	679,107
Zhejiang Dingli Machinery Co., Ltd. — A	53,898	431,084
Zoomlion Heavy Industry Science and Technology Co., Ltd. — H	615,800	442,971

		16,814,319

Taiwan — 11.4%
Accton Technology Corp.	147,000	786,537
Airtac International Group	40,000	589,812
ASPEED Technology, Inc.	19,000	647,230
Parade Technologies, Ltd.	49,584	1,047,994
Realtek Semiconductor Corp.	35,000	251,261
Sinbon Electronics Co., Ltd.	181,000	745,099

	Number of Shares	Value (Note A)
Vanguard International Semiconductor Corp.	167,000	$323,712
Voltronic Power Technology Corp.	13,000	270,164
Wiwynn Corp.	29,509	678,509

		5,340,318

India — 10.0%
Aarti Industries, Ltd.	44,435	450,105
Aarti Surfactants, Ltd.2,3**	2,704	0
Aavas Financiers, Ltd.**	26,052	412,345
Cholamandalam Investment and Finance Co., Ltd.	179,462	362,221
Colgate-Palmolive India, Ltd.	16,339	269,576
Embassy Office Parks REIT	70,000	323,497
Gujarat Gas, Ltd.	83,395	254,192
IndiaMart InterMesh, Ltd.[1]	18,415	467,623
Indraprastha Gas, Ltd.	120,167	618,427
Info Edge India, Ltd.	16,105	433,890
PI Industries, Ltd.	15,452	239,721
Pidilite Industries, Ltd.	20,068	359,574
Trent, Ltd.	76,369	489,014

		4,680,185

Malaysia — 3.4%
Carlsberg Brewery Malaysia BHD	35,900	206,270
Dialog Group BHD	772,906	543,033
Hartalega Holdings BHD	314,700	499,982
Heineken Malaysia BHD	66,200	333,121

		1,582,406

South Korea — 3.2%
Douzone Bizon Co., Ltd.	10,248	676,284
LEENO Industrial, Inc.	7,695	469,463
NICE Information Service Co., Ltd.	33,331	359,142

		1,504,889

Vietnam — 2.7%
FPT Corp.	416,308	766,427
Military Commercial Joint Stock Bank	805,374	488,081

		1,254,508

Singapore — 2.1%
Sea, Ltd. — ADR**	22,536	998,570
Cambodia — 1.1%
NagaCorp, Ltd.	516,403	522,752
Indonesia — 0.8%
PT Bank Tabungan Pensiunan Nasional Syariah Tbk**	2,967,600	386,341

Total FAR EAST		33,084,288

SOUTH AMERICA — 8.6%
Brazil — 7.3%
Arco Platform, Ltd. — A**	12,590	532,053
Bradespar SA — Pref.	62,200	347,744
Grupo SBF SA**	91,100	423,758
Lojas Renner SA	75,308	487,116
Magazine Luiza SA	67,100	508,535
Notre Dame Intermedica Participacoes SA	44,215	380,024

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Number of Shares	Value (Note A)
Raia Drogasil SA	38,400	$748,623

		3,427,853

Argentina — 0.7%
Globant SA**	3,795	333,505
Chile — 0.6%
Sociedad Quimica y Minera de Chile SA — SP ADR	12,126	273,441

Total SOUTH AMERICA		4,034,799

EUROPE — 7.5%
Russia — 3.2%
Detsky Mir PJSC[1]	433,024	497,169
Evraz PLC	122,976	351,849
Globaltrans Investment PLC — SP GDR	66,509	349,087
TCS Group Holding PLC — GDR	25,905	299,462

		1,497,567

Poland — 3.0%
CD Projekt SA	9,683	666,882
Dino Polska SA1**	18,687	726,907

		1,393,789

United Kingdom — 0.8%
KAZ Minerals PLC	84,815	367,813
Czech Republic — 0.5%
Moneta Money Bank AS1	120,203	247,566

Total EUROPE		3,506,735

AFRICA — 2.0%
South Africa — 1.1%
Clicks Group, Ltd.	16,259	234,349
Sibanye Stillwater, Ltd.**	205,912	259,844

		494,193

Egypt — 0.9%
Commercial International Bank Egypt SAE — GDR	122,003	441,538

Total AFRICA		935,731

NORTH AMERICA — 1.9%
Canada — 1.2%
B2Gold Corp.	183,626	555,849
Mexico — 0.7%
Qualitas Controladora SAB de CV	130,700	334,098

Total NORTH AMERICA		889,947

MIDDLE EAST — 1.1%
United Arab Emirates — 1.1%
Network International Holdings PLC1**	102,805	499,879

Total MIDDLE EAST		499,879

Total EQUITY SECURITIES (Cost $43,941,281)		42,951,379

TOTAL INVESTMENTS (COST $43,941,281)	91.7%	$42,951,379
Other Assets In Excess Of Liabilities	8.3%	3,878,536

Net Assets	100.0%	$46,829,915

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At March 31, 2020, these securities amounted to $5,545,712 or 11.8% of net assets. These 144A securities have not been deemed illiquid, unless otherwise noted.

[2]

Pursuant to procedures adopted by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC, the Fund’s investment adviser.

[3]	Investments categorized as Level 3 pricing (See Note A in the Notes to Schedules of Investments).
**	Non-income producing security

ADR — American Depository Receipt

GDR — Global Depository Receipt

REIT — Real Estate Investment Trust

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 92.4%
EUROPE — 56.3%
United Kingdom — 14.7%
Ashmore Group PLC	213,509	$940,134
Balfour Beatty PLC	725,946	1,926,384
Bellway PLC	24,146	639,674
ConvaTec Group PLC[1]	1,266,502	2,911,995
Cranswick PLC	56,691	2,595,220
Electrocomponents PLC	373,945	2,380,780
Endava PLC — SP ADR**	44,528	1,565,604
Greggs PLC	135,224	2,690,974
Intermediate Capital Group PLC	50,773	560,388
JD Sports Fashion PLC	168,190	941,986
QinetiQ Group PLC	572,574	2,273,647
Serco Group PLC**	2,004,778	3,027,701
Spirax-Sarco Engineering PLC	22,790	2,287,950
Stock Spirits Group PLC	439,251	874,396
The Weir Group PLC	136,612	1,215,042
Vesuvius PLC	377,140	1,510,265

		28,342,140

Germany — 9.8%
Duerr AG	98,563	2,000,140
DWS Group GmbH & Co. KGaA[1]	66,501	1,614,551
HelloFresh SE**	80,423	2,626,240
Hornbach Holding AG & Co. KGaA	17,816	745,276
Puma SE	38,271	2,248,618
Rheinmetall AG	10,742	746,535
Scout24 AG1	38,564	2,305,316
TAG Immobilien AG	102,047	2,006,909
TeamViewer AG**	114,202	4,643,568

		18,937,153

Switzerland — 6.9%
Belimo Holding AG	305	1,943,786
Comet Holding AG	9,887	1,017,800
Galenica AG1	52,310	3,569,251
Softwareone Holding AG**	111,814	2,152,689
Tecan Group AG	15,605	4,673,771

		13,357,297

France — 4.3%
Coface SA**	270,419	1,717,171
Edenred	24,400	1,012,588
Teleperformance	9,341	1,934,680
Ubisoft Entertainment SA**	22,873	1,671,812
Virbac SA**	10,723	1,883,823

		8,220,074

Denmark — 3.5%
Ascendis Pharma AS — ADR**	9,628	1,084,209
GN Store Nord AS	27,570	1,222,402
Netcompany Group AS1**	28,051	1,288,346
Royal Unibrew AS	42,774	3,074,692

		6,669,649

Sweden — 3.4%
Bygghemma Group First AB**	93,297	571,723
Getinge AB — B	148,424	2,806,567

	Number of Shares	Value (Note A)
Tele2 AB — B	230,951	$3,076,969

		6,455,259

Netherlands — 2.9%
Alfen Beheer BV1**	68,522	1,585,990
Argenx SE**	11,565	1,522,323
BE Semiconductor Industries NV	44,095	1,350,492
OCI NV**	99,469	1,188,663

		5,647,468

Italy — 2.8%
DiaSorin SpA	17,839	2,351,435
Leonardo SpA	460,412	3,043,863

		5,395,298

Belgium — 2.1%
Barco NV	6,992	1,068,323
Euronav NV	266,274	3,030,680

		4,099,003

Luxembourg — 1.9%
B&M European Value Retail SA	606,756	2,060,670
Befesa SA1	51,686	1,501,603

		3,562,273

Finland — 1.4%
Huhtamaki OYJ	47,394	1,517,439
Tokmanni Group Corp.	128,141	1,270,574

		2,788,013

Spain — 1.0%
Masmovil Ibercom SA**	118,563	1,870,736
Turkey — 0.9%
Migros Ticaret AS**	510,022	1,741,910
Russia — 0.7%
Globaltrans Investment PLC — SP GDR	120,195	630,869
X5 Retail Group NV — GDR	27,139	725,154

		1,356,023

Total EUROPE		108,442,296

FAR EAST — 27.0%
Japan — 19.3%
ASKUL Corp.	64,025	1,886,527
CKD Corp.	171,849	2,316,351
Fujitec Co., Ltd.	122,450	1,565,741
Harmonic Drive Systems, Inc.	51,377	2,219,900
Hitachi High-Technologies Corp.	29,033	2,144,727
Kobe Bussan Co., Ltd.	57,386	2,255,305
Lasertec Corp.	40,906	1,896,798
Minebea Mitsumi, Inc.	109,454	1,616,685
MonotaRO Co., Ltd.	83,020	2,193,507
Nabtesco Corp.	43,670	998,941
Nichias Corp.	62,330	1,156,591
Nihon Unisys, Ltd.	61,118	1,630,217
SCSK Corp.	56,705	2,508,739
Shimadzu Corp.	83,680	2,183,900
Square Enix Holdings Co., Ltd.	53,577	2,393,588
Sugi Holdings Co., Ltd.	56,978	3,051,140
TechnoPro Holdings, Inc.	31,250	1,458,459

Driehaus International Small Cap Growth Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Number of Shares	Value (Note A)
THK Co., Ltd.	42,223	$850,737
Tokyo Tatemono Co., Ltd.	197,955	2,096,674
Yokogawa Electric Corp.	62,156	743,558

		37,168,085

Australia — 3.0%
Megaport, Ltd.**	379,153	2,299,452
NEXTDC, Ltd.**	619,425	3,366,968

		5,666,420

China — 2.1%
CIMC Enric Holdings, Ltd.	480,319	195,240
Li Ning Co., Ltd.	845,898	2,433,550
Ping An Healthcare and Technology Co., Ltd.1**	160,325	1,476,250

		4,105,040

Taiwan — 1.6%
Eclat Textile Co., Ltd.	114,028	902,688
Giant Manufacturing Co., Ltd.	326,589	1,442,854
Hiwin Technologies Corp.	121,838	801,365

		3,146,907

South Korea — 1.0%
Douzone Bizon Co., Ltd.	28,168	1,858,857

Total FAR EAST		51,945,309

NORTH AMERICA — 5.0%
Canada — 4.7%
Boardwalk REIT	49,224	801,337
CAE, Inc.	30,655	387,517
Empire Co., Ltd. — A	47,493	929,072
Kinaxis, Inc.**	36,996	2,862,570
Morneau Shepell, Inc.	100,427	2,025,952
Parkland Fuel Corp.	114,463	2,017,926

		9,024,374

Mexico — 0.3%
Grupo Cementos de Chihuahua SAB de CV	196,386	579,494

Total NORTH AMERICA		9,603,868

MIDDLE EAST — 2.1%
Israel — 1.2%
Nice, Ltd. — SP ADR**	15,352	2,203,933
United Arab Emirates — 0.9%
Network International Holdings PLC1**	373,422	1,815,728

Total MIDDLE EAST		4,019,661

SOUTH AMERICA — 1.1%
Brazil — 1.1%
Rumo SA**	337,872	1,279,675
Sul America SA	125,306	820,647

Total SOUTH AMERICA		2,100,322

AFRICA — 0.9%
South Africa — 0.9%
Clicks Group, Ltd.	125,500	1,808,895

		Value (Note A)

Total AFRICA		$1,808,895

Total EQUITY SECURITIES (Cost $188,750,295)		177,920,351

TOTAL INVESTMENTS (COST $188,750,295)	92.4%	$177,920,351
Other Assets In Excess Of Liabilities	7.6%	14,715,798

Net Assets	100.0%	$192,636,149

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At March 31, 2020, these securities amounted to $18,069,030 or 9.4% of net assets. These 144A securities have not been deemed illiquid.

**	Non-income producing security

ADR — American Depository Receipt

GDR — Global Depository Receipt

REIT — Real Estate Investment Trust

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Micro Cap Growth Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 97.0%
HEALTH CARE — 45.0%
Biotechnology — 25.5%
Apellis Pharmaceuticals, Inc.**	53,031	$1,420,700
Applied Therapeutics, Inc.**	53,775	1,757,905
Argenx SE — ADR**	26,707	3,518,113
Avrobio, Inc.**	44,118	686,476
BELLUS Health, Inc.**	57,438	573,231
Bioxcel Therapeutics, Inc.**	29,430	657,761
Black Diamond Therapeutics, Inc.**	51,795	1,292,285
Castle Biosciences, Inc.**	58,073	1,731,156
Cytokinetics, Inc.**	268,939	3,170,791
Dicerna Pharmaceuticals, Inc.**	142,382	2,615,557
Eidos Therapeutics, Inc.**	25,646	1,256,398
Forty Seven, Inc.**	22,662	2,162,408
Global Blood Therapeutics, Inc.**	45,255	2,312,078
Immunovant, Inc.**	86,431	1,345,299
Kodiak Sciences, Inc.**	42,280	2,016,756
Merus NV**	104,883	1,269,084
Mirati Therapeutics, Inc.**	12,861	988,625
Momenta Pharmaceuticals, Inc.**	62,425	1,697,960
Natera, Inc.**	94,305	2,815,947
Orchard Therapeutics PLC — ADR**	119,306	898,374
Principia Biopharma, Inc.**	43,680	2,593,718
SpringWorks Therapeutics, Inc.**	77,922	2,103,894
Sutro Biopharma, Inc.**	32,842	334,988
Turning Point Therapeutics, Inc.**	35,051	1,565,378
Twist Bioscience Corp.**	79,924	2,444,076
Xenon Pharmaceuticals, Inc.**	62,874	712,991
Y-mAbs Therapeutics, Inc.**	71,710	1,871,631

		45,813,580

Pharmaceuticals — 7.0%
Avadel Pharmaceuticals PLC — ADR**	73,504	583,622
Axsome Therapeutics, Inc.**	41,635	2,449,387
Collegium Pharmaceutical, Inc.**	56,367	920,473
IMARA, Inc.**	25,077	401,984
Kala Pharmaceuticals, Inc.**	90,073	791,742
MyoKardia, Inc.**	66,450	3,115,176
Odonate Therapeutics, Inc.**	72,410	1,999,240
Revance Therapeutics, Inc.**	101,239	1,498,337
Tricida, Inc.**	36,353	799,766

		12,559,727

Health Care Equipment & Supplies — 6.5%
Alphatec Holdings, Inc.**	275,052	948,929
OrthoPediatrics Corp.**	88,465	3,506,753
SeaSpine Holdings Corp.**	133,064	1,087,133
SI-BONE, Inc.**	103,175	1,232,941
Tactile Systems Technology, Inc.**	25,362	1,018,538
Tandem Diabetes Care, Inc.**	41,110	2,645,429

	Number of Shares	Value (Note A)
Vapotherm, Inc.**	62,852	$1,183,503

		11,623,226

Health Care Technology — 3.5%
Inspire Medical Systems, Inc.**	58,280	3,513,118
Phreesia, Inc.**	56,913	1,196,880
Schrodinger, Inc.**	38,474	1,658,999

		6,368,997

Life Sciences Tools & Services — 1.3%
NeoGenomics, Inc.**	83,544	2,306,650
Health Care Providers & Services — 1.2%
Fulgent Genetics, Inc.**	111,213	1,196,652
PetIQ, Inc.**	45,933	1,067,024

		2,263,676

Total HEALTH CARE		80,935,856

INFORMATION TECHNOLOGY — 19.0%
Information Technology Services — 9.4%
Endava PLC — SP ADR**	100,954	3,549,543
Fastly, Inc. — A**	38,026	721,733
Grid Dynamics Holdings, Inc.**	301,770	2,414,160
I3 Verticals, Inc. — A**	124,676	2,380,065
Limelight Networks, Inc.**	572,775	3,264,818
Perficient, Inc.**	87,962	2,382,891
Repay Holdings Corp.**	151,984	2,180,970

		16,894,180

Semiconductors & Semiconductor Equipment — 5.2%
FormFactor, Inc.**	52,987	1,064,509
Ichor Holdings, Ltd.**	60,140	1,152,282
Inphi Corp.**	44,435	3,517,919
Silicon Motion Technology Corp. — ADR	27,997	1,026,370
SiTime Corp.**	86,223	1,877,075
Ultra Clean Holdings, Inc.**	50,570	697,866

		9,336,021

Software — 3.7%
Everbridge, Inc.**	21,774	2,315,883
Five9, Inc.**	21,282	1,627,222
ShotSpotter, Inc.**	24,935	685,214
SVMK, Inc.**	62,983	850,900
Telaria, Inc.**	203,964	1,223,784

		6,703,003

Electronic Equipment, Instruments & Components — 0.7%
nLight, Inc.**	116,528	1,222,379

Total INFORMATION TECHNOLOGY		34,155,583

INDUSTRIALS — 10.2%
Electrical Equipment — 2.5%
Plug Power, Inc.**	543,028	1,922,319
TPI Composites, Inc.**	63,410	937,200
Vicor Corp.**	36,233	1,613,818

		4,473,337

Machinery — 1.9%
Chart Industries, Inc.**	32,733	948,602
Federal Signal Corp.	31,683	864,312
Kornit Digital, Ltd.**	32,908	819,080

Driehaus Micro Cap Growth Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Number of Shares	Value (Note A)
Spartan Motors, Inc.	67,281	$868,598

		3,500,592

Building Products — 1.5%
Gibraltar Industries, Inc.**	49,608	2,129,175
Masonite International Corp.**	5,720	271,414
Patrick Industries, Inc.	8,716	245,443

		2,646,032

Construction & Engineering — 1.4%
Arcosa, Inc.	32,908	1,307,764
WillScot Corp.**	111,038	1,124,815

		2,432,579

Commercial Services & Supplies — 1.1%
Casella Waste Systems, Inc. — A**	35,172	1,373,818
Mobile Mini, Inc.	23,634	619,920

		1,993,738

Professional Services — 0.8%
ICF International, Inc.	22,092	1,517,720
Aerospace & Defense — 0.5%
Vectrus, Inc.**	22,638	937,440
Trading Companies & Distributors — 0.5%
Rush Enterprises, Inc. — A	28,325	904,134

Total INDUSTRIALS		18,405,572

FINANCIALS — 9.6%
Insurance — 7.5%
BRP Group, Inc. — A**	103,754	1,094,605
eHealth, Inc.**	27,604	3,887,195
Goosehead Insurance, Inc. — A**	35,445	1,581,910
James River Group Holdings, Ltd.	21,840	791,482
Kinsale Capital Group, Inc.	20,856	2,180,078
Palomar Holdings, Inc.**	68,331	3,974,131

		13,509,401

Commercial Banks — 1.0%
TriState Capital Holdings, Inc.**	62,568	605,033
Triumph Bancorp, Inc.**	49,455	1,285,830

		1,890,863

Thrifts & Mortgage Finance — 0.8%
Meta Financial Group, Inc.	64,799	1,407,434
Capital Markets — 0.3%
Cohen & Steers, Inc.	10,649	483,997

Total FINANCIALS		17,291,695

CONSUMER DISCRETIONARY — 7.7%
Household Durables — 2.0%
Installed Building Products, Inc.**	34,198	1,363,474
LGI Homes, Inc.**	17,520	791,028
Skyline Champion Corp.**	94,371	1,479,737

		3,634,239

Hotels, Restaurants & Leisure — 1.5%
Papa John’s International, Inc.	37,556	2,004,364

	Number of Shares	Value (Note A)
Wingstop, Inc.	8,793	$700,802

		2,705,166

Specialty Retail — 1.4%
OneWater Marine, Inc.**	69,261	529,847
Sonic Automotive, Inc. — A	62,622	831,620
Sportsman’s Warehouse Holdings, Inc.**	178,078	1,096,960

		2,458,427

Internet & Catalog Retail — 1.2%
Fiverr International, Ltd.**	40,957	1,030,888
The Rubicon Project, Inc.**	198,377	1,100,992

		2,131,880

Diversified Consumer Services — 0.6%
Aspen Group, Inc.**	58,838	470,116
Universal Technical Institute, Inc.**	122,302	727,697

		1,197,813

Automobiles — 0.4%
Winnebago Industries, Inc.	24,432	679,454
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.**	34,176	580,650
Leisure Equipment & Products — 0.3%
Malibu Boats, Inc. — A**	17,137	493,374

Total CONSUMER DISCRETIONARY		13,881,003

CONSUMER STAPLES — 3.2%
Personal Products — 1.8%
BellRing Brands, Inc. — A**	106,838	1,821,588
elf Beauty, Inc.**	145,444	1,431,169

		3,252,757

Food Products — 1.4%
Freshpet, Inc.**	38,474	2,457,334

Total CONSUMER STAPLES		5,710,091

COMMUNICATION SERVICES — 1.8%
Interactive Media & Services — 1.0%
EverQuote, Inc. — A**	64,667	1,697,509
Media — 0.5%
Cardlytics, Inc.**	27,101	947,451
Diversified Telecommunication Services — 0.3%
Bandwidth, Inc. — A**	8,454	568,870

Total COMMUNICATION SERVICES		3,213,830

ENERGY — 0.3%
Energy Equipment & Services — 0.3%
Aspen Aerogels, Inc.**	76,030	466,824

Total ENERGY		466,824

UTILITIES — 0.2%
Independent Power Producers & Energy Traders — 0.2%
Sunnova Energy International, Inc.**	36,801	370,586

Total UTILITIES		370,586

Total EQUITY SECURITIES (Cost $152,006,733)		174,431,040

Driehaus Micro Cap Growth Fund

Schedule of Investments

March 31, 2020 (unaudited)

		Value (Note A)
TOTAL INVESTMENTS (COST $152,006,733)	97.0%	$174,431,040
Other Assets In Excess Of Liabilities	3.0%	5,420,268

Net Assets	100.0%	$179,851,308

**	Non-income producing security

ADR — American Depository Receipt

SP ADR — Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Small Cap Growth Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 96.3%
HEALTH CARE — 30.7%
Biotechnology — 16.3%
Apellis Pharmaceuticals, Inc.**	45,252	$1,212,301
Applied Therapeutics, Inc.**	50,591	1,653,820
Argenx SE — ADR**	23,068	3,038,748
Ascendis Pharma AS — ADR**	19,567	2,203,440
Black Diamond Therapeutics, Inc.**	42,111	1,050,669
Blueprint Medicines Corp.**	14,663	857,492
Cytokinetics, Inc.**	140,437	1,655,752
Dicerna Pharmaceuticals, Inc.**	43,175	793,125
Eidos Therapeutics, Inc.**	19,108	936,101
Global Blood Therapeutics, Inc.**	39,454	2,015,705
Halozyme Therapeutics, Inc.**	82,559	1,485,236
Kodiak Sciences, Inc.**	20,251	965,973
Mirati Therapeutics, Inc.**	10,713	823,508
Natera, Inc.**	54,876	1,638,597
Orchard Therapeutics PLC — ADR**	84,337	635,058
SpringWorks Therapeutics, Inc.**	64,560	1,743,120
Turning Point Therapeutics, Inc.**	28,807	1,286,521

		23,995,166

Health Care Technology — 3.9%
Inspire Medical Systems, Inc.**	42,880	2,584,806
Teladoc Health, Inc.**	20,341	3,153,058

		5,737,864

Pharmaceuticals — 3.2%
Axsome Therapeutics, Inc.**	9,903	582,594
MyoKardia, Inc.**	54,317	2,546,381
Reata Pharmaceuticals, Inc. — A**	4,395	634,374
Revance Therapeutics, Inc.**	62,622	926,806

		4,690,155

Life Sciences Tools & Services — 3.0%
10X Genomics, Inc. — A**	12,985	809,225
NeoGenomics, Inc.**	69,839	1,928,255
Repligen Corp.**	17,854	1,723,625

		4,461,105

Health Care Equipment & Supplies — 2.8%
SI-BONE, Inc.**	90,525	1,081,774
Tactile Systems Technology, Inc.**	15,792	634,207
Tandem Diabetes Care, Inc.**	36,398	2,342,211

		4,058,192

	Number of Shares	Value (Note A)
Health Care Providers & Services — 1.5%
AMN Healthcare Services, Inc.**	24,117	$1,394,204
Guardant Health, Inc.**	11,811	822,046

		2,216,250

Total HEALTH CARE		45,158,732

INFORMATION TECHNOLOGY — 25.4%
Information Technology Services — 8.7%
CACI International, Inc. — A**	6,592	1,391,901
Endava PLC — SP ADR**	67,911	2,387,751
EPAM Systems, Inc.**	5,204	966,175
Fastly, Inc. — A**	31,289	593,865
Grid Dynamics Holdings, Inc.**	214,561	1,716,488
I3 Verticals, Inc. — A**	41,746	796,931
KBR, Inc.	90,125	1,863,785
Limelight Networks, Inc.**	165,613	943,994
Perficient, Inc.**	41,462	1,123,206
Repay Holdings Corp.**	66,508	954,390

		12,738,486

Software — 8.6%
Alteryx, Inc. — A**	10,413	991,005
Coupa Software, Inc.**	4,984	696,414
Everbridge, Inc.**	30,709	3,266,209
Five9, Inc.**	26,454	2,022,673
Globant SA**	4,150	364,702
Q2 Holdings, Inc.**	12,001	708,779
RingCentral, Inc. — A**	11,821	2,504,988
Smartsheet, Inc. — A**	30,609	1,270,580
Telaria, Inc.**	138,399	830,394

		12,655,744

Semiconductors & Semiconductor Equipment — 7.3%
Cirrus Logic, Inc.**	8,670	569,012
Enphase Energy, Inc.**	13,574	438,304
FormFactor, Inc.**	46,426	932,698
Ichor Holdings, Ltd.**	38,121	730,398
Inphi Corp.**	44,488	3,522,115
Lattice Semiconductor Corp.**	62,547	1,114,588
Power Integrations, Inc.	10,703	945,396
Silicon Motion Technology Corp. — ADR	17,779	651,778
Synaptics, Inc.**	21,210	1,227,423
Ultra Clean Holdings, Inc.**	49,248	679,622

		10,811,334

Electronic Equipment, Instruments & Components — 0.8%
Itron, Inc.**	21,745	1,214,023

Total INFORMATION TECHNOLOGY		37,419,587

INDUSTRIALS — 18.1%
Commercial Services & Supplies — 3.8%
Casella Waste Systems, Inc. — A**	16,481	643,748
Clean Harbors, Inc.**	28,212	1,448,404
McGrath RentCorp	25,450	1,333,071
MSA Safety, Inc.	10,992	1,112,390
Tetra Tech, Inc.	16,196	1,143,762

		5,681,375

Driehaus Small Cap Growth Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Number of Shares	Value (Note A)
Aerospace & Defense — 3.4%
Axon Enterprise, Inc.**	35,704	$2,526,772
Mercury Systems, Inc.**	36,048	2,571,664

		5,098,436

Building Products — 3.3%
Advanced Drainage Systems, Inc.	29,211	859,972
Armstrong World Industries, Inc.	9,204	730,982
Masonite International Corp.**	14,678	696,471
Simpson Manufacturing Co., Inc.	12,351	765,515
Trex Co., Inc.**	22,254	1,783,436

		4,836,376

Professional Services — 2.8%
Exponent, Inc.	16,286	1,171,126
FTI Consulting, Inc.**	24,402	2,922,628

		4,093,754

Electrical Equipment — 1.5%
Generac Holdings, Inc.**	14,698	1,369,413
Vicor Corp.**	19,313	860,201

		2,229,614

Construction & Engineering — 1.5%
Arcosa, Inc.	25,590	1,016,947
WillScot Corp.**	114,247	1,157,322

		2,174,269

Trading Companies & Distributors — 1.2%
SiteOne Landscape Supply, Inc.**	24,277	1,787,273
Machinery — 0.6%
SPX Corp.**	25,575	834,768

Total INDUSTRIALS		26,735,865

CONSUMER DISCRETIONARY — 9.3%
Household Durables — 2.4%
LGI Homes, Inc.**	12,875	581,306
Skyline Champion Corp.**	70,448	1,104,625
Tempur-Sealy International, Inc.**	23,068	1,008,302
TopBuild Corp.**	11,267	807,168

		3,501,401

Specialty Retail — 1.8%
Carvana Co.**	7,067	389,321
Lithia Motors, Inc. — A	8,700	711,573
Murphy USA, Inc.**	8,021	676,652
National Vision Holdings, Inc.**	43,954	853,587

		2,631,133

Textiles, Apparel & Luxury Goods — 1.7%
Crocs, Inc.**	62,552	1,062,758
Deckers Outdoor Corp.**	10,543	1,412,762

		2,475,520

	Number of Shares	Value (Note A)
Hotels, Restaurants & Leisure — 1.5%
Papa John’s International, Inc.	31,568	$1,684,784
Wingstop, Inc.	7,187	572,804

		2,257,588

Distributors — 0.9%
Pool Corp.	6,637	1,305,962
Leisure Equipment & Products — 0.6%
YETI Holdings, Inc.**	48,554	947,774
Automobiles — 0.4%
Winnebago Industries, Inc.	20,162	560,705

Total CONSUMER DISCRETIONARY		13,680,083

FINANCIALS — 7.2%
Insurance — 4.3%
eHealth, Inc.**	20,042	2,822,314
Kinsale Capital Group, Inc.	16,536	1,728,508
Palomar Holdings, Inc.**	30,365	1,766,028

		6,316,850

Capital Markets — 1.6%
Cohen & Steers, Inc.	13,724	623,756
Hamilton Lane, Inc. — A	15,717	869,307
PJT Partners, Inc. — A	20,966	909,715

		2,402,778

Commercial Banks — 0.9%
Triumph Bancorp, Inc.**	52,364	1,361,464
Thrifts & Mortgage Finance — 0.4%
Meta Financial Group, Inc.	22,843	496,150

Total FINANCIALS		10,577,242

CONSUMER STAPLES — 3.0%
Food Products — 1.4%
Freshpet, Inc.**	32,697	2,088,357
Personal Products — 1.1%
BellRing Brands, Inc. — A**	46,211	787,898
elf Beauty, Inc.**	85,441	840,739

		1,628,637

Food & Staples Retailing — 0.5%
Grocery Outlet Holding, Corp.**	18,838	646,897

Total CONSUMER STAPLES		4,363,891

REAL ESTATE — 1.2%
Real Estate Investment Trust — 0.6%
Rexford Industrial Realty, Inc.	21,610	886,226
Real Estate Management & Development — 0.6%
Redfin Corp.**	57,253	882,841

Total REAL ESTATE		1,769,067

Driehaus Small Cap Growth Fund

Schedule of Investments

March 31, 2020 (unaudited)

	Number of Shares	Value (Note A)
MATERIALS — 0.7%
Paper & Forest Products — 0.7%
Louisiana-Pacific Corp.	62,382	$1,071,723

Total MATERIALS		1,071,723

COMMUNICATION SERVICES — 0.7%
Entertainment — 0.7%
Roku, Inc.**	11,412	998,322

Total COMMUNICATION SERVICES		998,322

Total EQUITY SECURITIES (Cost $139,058,958)		141,774,512

TOTAL INVESTMENTS (COST $139,058,958)	96.3%	$141,774,512
Other Assets In Excess Of Liabilities	3.7%	5,428,729

Net Assets	100.0%	$147,203,241

**	Non-income producing security

ADR — American Depository Receipt

SP ADR — Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

A. Portfolio Valuation:

Equity securities and exchange-traded options are valued at the last sale price as of the close of the primary exchange or other designated time. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 or Level 3 in the hierarchy described below.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2020 is as follows:

Fund	Total Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus Emerging Markets Growth Fund
Equity Securities:
Africa	$23,248,574	$—	$23,248,574	$—
Europe	139,755,578	27,345,547	112,410,031	—
Far East	1,005,024,440	306,670,017	698,354,423	—
Middle East	6,238,799	—	6,238,799	—
North America	76,811,429	76,811,429	—	—
South America	93,776,527	93,776,527	—	—

Total Investments	$1,344,855,347	$504,603,520	$840,251,827	$—

Driehaus Emerging Markets Small Cap Growth Fund
Equity Securities:
Africa	$935,731	$259,844	$675,887	$—
Europe	3,506,735	299,462	3,207,273	—
Far East	33,084,288	2,940,732	30,143,556	0
Middle East	499,879	—	499,879	—
North America	889,947	889,947	—	—
South America	4,034,799	4,034,799	—	—

Total Investments	$42,951,379	$8,424,784	$34,526,595	$0

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

Driehaus International Small Cap Growth Fund
Equity Securities:
Africa	$1,808,895	$—	$1,808,895	$—
Europe	108,442,296	4,160,078	104,282,218	—
Far East	51,945,309	—	51,945,309	—
Middle East	4,019,661	2,203,933	1,815,728	—
North America	9,603,868	9,603,868	—	—
South America	2,100,322	2,100,322	—	—

Total Investments	$177,920,351	$18,068,201	$159,852,150	$—

Driehaus Micro Cap Growth Fund
Investments in Securities*	$174,431,040	$174,431,040	$—	$—

Driehaus Small Cap Growth Fund
Investments in Securities*	$141,774,512	$141,774,512	$—	$—

*	See Schedule of Investments for industry breakout.

At March 31, 2020, the Driehaus Emerging Markets Small Cap Growth Fund held a Level 3 investment in Aarti Surfactants, Ltd. The shares were received as part of a spin-off in mid-September, 2019, but were not trading as of March 31, 2020 and were valued at $0.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

B. Foreign Currency Spot Contracts

The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On March 31, 2020, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates.

C. Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement. As of March 31, 2020, the Funds had no outstanding equity certificates.